CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	¥ 11,353	¥ 7,109	¥ 5,220
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	4,094	7,786	3,270
Currency translation differences	(516)	235	214
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(306)	(115)	(21)
Share of other comprehensive income/(loss) of associates	(38)	112	4
Total comprehensive income for the year	14,587	15,127	8,687
Attributable to:
Equity holders of the Company	14,290	14,662	8,387
Non-controlling interests	297	465	300
Total comprehensive income for the year	¥ 14,587	¥ 15,127	¥ 8,687